Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,095,765	$ 330,683
Retained Earnings (Accumulated Deficit)	1,479,688	342,873
Equity, Including Portion Attributable to Noncontrolling Interest	176,574	16,264	$ 10,735
Net Cash Provided by (Used in) Operating Activities	$ 1,330,511	$ 322,974
Property, plant and equipment, useful life	5 years